SUBSEQUENT EVENTS (Details) ft² in Thousands, $ in Millions	Aug. 03, 2018 ft²	Jul. 31, 2018 ft² Development_project $ / shares	Jul. 31, 2018 ft² multifamily_unit $ / shares	Jul. 06, 2018 ft² property	Jul. 03, 2018 CAD ($)
Disposal of assets
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage sold				27.50%
Forest City | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Business acquisition, share price (in dollars per share) | $ / shares		$ 25.35	$ 25.35
Number of properties acquired		5	18,500
Community Mall | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Area of real estate property (sq ft)				650
Number of properties acquired | property				2
Bond | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Loan payable | $					$ 300
Debt instrument term					5 years
Rates					4.346%
High Quality Office Space | Forest City | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Area of real estate property (sq ft)		6,300	6,300
Premier Life Science Assets | Forest City | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Area of real estate property (sq ft)		2,300	2,300
Retail Space | Forest City | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Area of real estate property (sq ft)		2,200	2,200
Brookfield Asset Management | 666 Fifth Avenue | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired	100.00%
Leasehold interest acquired, term	99 years
Area of real estate property (sq ft)	1,500